EMPLOYEE BENEFIT PLANS - Severance obligation (Details) - Severance obligation - Colombia $ in Millions	12 Months Ended
	Dec. 31, 2022 COP ($) item	Dec. 31, 2021 COP ($) item
EMPLOYEE BENEFIT PLANS
Number of participants covered by plan | item	152	204
Defined benefit obligation at present value
EMPLOYEE BENEFIT PLANS
Present value of the obligation as of January 1	$ 18,429	$ 22,228
Current service cost	409	531
Interest cost	1,250	1,149
Benefits paid	(5,113)	(6,678)
Net actuarial (gain) / loss due to changes in assumptions	1,806	(83)
Net actuarial (gain) / loss due to plan experience	(1,335)	1,282
Defined obligation, unfunded as of December 31	15,446	18,429
Current severance regimen	73,475	95,331
Total	$ 88,921	$ 113,760